Document and Entity Information	Apr. 22, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Registrant Name	CALAVO GROWERS, INC
Entity Incorporation, State or Country Code	CA
Entity File Number	000-33385
Entity Tax Identification Number	33-0945304
Entity Address, Address Line One	1141-A Cummings Road
Entity Address, City or Town	Santa Paula
Entity Central Index Key	0001133470
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93060
City Area Code	805
Local Phone Number	525-1245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVGW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false